Note 4 - Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2014	December 31, 2013
Trade accounts	$157,388	$575,375
Less: Allowance for bad debts	(7,391)	(2,899)
Less: Allowance for returns	(9,699)	(4,953)
	$140,298	$567,523

	December 31, 2013	December 31, 2012
Trade accounts	$575,375	$490,401
Less: Allowance for bad debts	(2,899)	(108,750)
Less: Allowance for returns	(4,953)	(15,806)
	$567,523	$365,845

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Nine months ended September 30, 2014	$2,899	$4,492	$—	$7,391
Year ended December 31, 2013	$108,750	$92,224	$(198,325)	$2,899

	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Year ended December 31, 2013	$108,750	$92,224	$(198,325)	$2,899
Year ended December 31, 2012	$39,000	$485,072	$(415,322)	$108,750